Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Access One Trust and
Shareholders of Access VP High Yield Fund
In planning and performing our audit of the financial statements of Access VP High Yield Fund (one of the funds constituting Access One Trust, referred to hereafter as the "Fund") as of and for the year ended
December 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form
N-CEN, but not for the purpose of expressing an opinion
on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Fund's internal
control over financial reporting. The management of the
Fund is responsible for establishing and maintaining
effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments
by management are required to assess the expected benefits
and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition
of a company's assets that could have a material effect on
the financial statements. Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate. A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or
a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose
all deficiencies in internal control over financial
reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Fund's internal control over financial reporting
and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2020.
This report is intended solely for the information
and use of the Board of Trustees of Access One Trust
and the Securities and Exchange Commission and is not
intended to be and should not be used by anyone other
than these specified parties.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 24, 2021